GOODWILL (Table)	12 Months Ended
Dec. 31, 2019
GOODWILL
Schedule of goodwill

		2019	2018
	Notes	$ million	$ million
Cost and net book value
At 1 January		2,337	2,371
Exchange adjustment		11	(34)
Acquisitions	21	441	–
At 31 December		2,789	2,337

Management has identified four CGUs in applying the provisions of IAS 36 Impairment of Assets: Orthopaedics, Sports Medicine & ENT, Advanced Wound Care & Devices and Bioactives. The names of the CGUs have been updated to align with the new global franchise structure with the Other Surgical Business CGU being renamed to the Sports Medicine & ENT CGU.

For the purpose of goodwill impairment testing, the Advanced Wound Care & Devices and Bioactives CGUs have been aggregated (Advanced Wound Management), as this is the level at which goodwill is monitored and level at which the economic benefits relating to the goodwill within these CGUs is realised.

Goodwill is allocated to the Group’s CGUs as follows:

	2019	2018
	$ million	$ million
Orthopaedics	787	727
Sports Medicine & ENT	1,364	1,313
Advanced Wound Management	638	297
	2,789	2,337